Share Based Payment Arrangements - Summary of Changes to Outstanding RSUs (Parenthetical) (Details)				12 Months Ended
	Apr. 30, 2025 Party	Feb. 18, 2025 Party	Feb. 08, 2024 Party	Dec. 31, 2025 shares	Dec. 31, 2024 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity instruments granted | Party	27,917	38,566	30,842
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity instruments granted | shares				93	51